UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23226)

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kent P. Barnes, Secretary

Listed Funds Trust

c/o U.S. Bank Global Fund Services

777 East Wisconsin Avenue, 10th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6511

Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 28, 2022

Item 1. Reports to Stockholders.

(a)

Overlay Shares ETFs

Overlay Shares Large Cap Equity ETF (OVL)
Overlay Shares Small Cap Equity ETF (OVS)
Overlay Shares Foreign Equity ETF (OVF)
Overlay Shares Hedged Large Cap Equity ETF (OVLH)
Overlay Shares Core Bond ETF (OVB)
Overlay Shares Short Term Bond ETF (OVT)
Overlay Shares Municipal Bond ETF (OVM)

SEMI-ANNUAL REPORT

February 28, 2022
(Unaudited)

Overlay Shares ETFs

Table of Contents

(Unaudited)

Schedule of Investments and Written Options	2
Overlay Shares Large Cap Equity ETF	2
Overlay Shares Small Cap Equity ETF	4
Overlay Shares Foreign Equity ETF	6
Overlay Shares Hedged Large Cap Equity ETF	8
Overlay Shares Core Bond ETF	10
Overlay Shares Short Term Bond ETF	12
Overlay Shares Municipal Bond ETF	14
Statements of Assets and Liabilities	16
Statements of Operations	18
Statements of Changes in Net Assets	20
Overlay Shares Large Cap Equity ETF	20
Overlay Shares Small Cap Equity ETF	21
Overlay Shares Foreign Equity ETF	22
Overlay Shares Hedged Large Cap Equity ETF	23
Overlay Shares Core Bond ETF	24
Overlay Shares Short Term Bond ETF	25
Overlay Shares Municipal Bond ETF	26
Financial Highlights	28
Notes to Financial Statements	32
Shareholder Expense Example	44
Supplemental Information	46

Overlay Shares Large Cap Equity ETF

Schedule of Investments

February 28, 2022 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES — 99.9%
Exchange Traded Funds — 99.9%
Vanguard S&P 500 ETF (a)(b)	633,682	$254,334,607
TOTAL EXCHANGE TRADED FUNDS (Cost $220,320,035)		254,334,607

MONEY MARKET FUNDS — 1.4%
First American Government Obligations Fund - Class X, 0.03% (c)	3,509,950	3,509,950
TOTAL MONEY MARKET FUNDS (Cost $3,509,950)		3,509,950

	Number of Contracts (d)		Notional Value
PURCHASED OPTIONS — 0.0% (e)
PURCHASED PUT OPTIONS — 0.0% (e)
CBOE S&P 500 Index
Expiration: March 2022, Exercise Price: $4,000 (f)	72	12,600	$31,492,368
Expiration: March 2022, Exercise Price: $4,000 (f)	72	70,560	31,492,368
TOTAL PURCHASED OPTIONS (Cost $137,166)		83,160

Total Investments (Cost $223,967,151) — 101.3%		257,927,717
Liabilities in Excess of Other Assets — (1.3)%		(3,360,773)
TOTAL NET ASSETS — 100.0%		$254,566,944

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of this security is segregated as collateral for the written options. The value of the security segregated as collateral for written options is $117,761,031.

(c)	The rate shown is the seven-day yield at period end.

(d)	Each contract has a multiplier of 100.

(e)	Less than 0.05%.

(f)	Held in connection with written option, see Schedule of Written Options for more detail.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Large Cap Equity ETF

Schedule of Written Options

February 28, 2022 (Unaudited)

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (0.1)%
WRITTEN PUT OPTIONS — (0.1)%
CBOE S&P 500 Index
Expiration: March 2022, Exercise Price: $4,150	72	$29,160	$31,492,368
Expiration: March 2022, Exercise Price: $4,150	72	154,080	31,492,368
TOTAL WRITTEN OPTIONS (Premiums Received $359,706)		$183,240

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Small Cap Equity ETF

Schedule of Investments

February 28, 2022 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES — 99.9%
Exchange Traded Funds — 99.9%
iShares Core S&P Small-Cap ETF (a)(b)	72,144	$7,770,631
TOTAL EXCHANGE TRADED FUNDS (Cost $7,375,870)		7,770,631

MONEY MARKET FUNDS — 1.5%
First American Government Obligations Fund - Class X, 0.03% (c)	113,893	113,893
TOTAL MONEY MARKET FUNDS (Cost $113,893)		113,893

	Number of Contracts (d)		Notional Value
PURCHASED OPTIONS — 0.0% (e)
PURCHASED PUT OPTIONS — 0.0% (e)
CBOE S&P 500 Index
Expiration: March 2022, Exercise Price: $4,000 (f)	2	350	$874,788
Expiration: March 2022, Exercise Price: $4,000 (f)	2	1,960	874,788
TOTAL PURCHASED OPTIONS (Cost $3,810)		2,310

Total Investments (Cost $7,493,573) — 101.4%		7,886,834
Liabilities in Excess of Other Assets — (1.4)%		(106,188)
TOTAL NET ASSETS — 100.0%		$7,780,646

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $3,169,798.

(c)	The rate shown is the seven-day yield at period end.

(d)	Each contract has a multiplier of 100.

(e)	Less than 0.05%.

(f)	Held in connection with a written option, see Schedule of Written Options for more detail.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Small Cap Equity ETF

Schedule of Written Options

February 28, 2022 (Unaudited)

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (0.1)%
WRITTEN PUT OPTIONS — (0.1)%
CBOE S&P 500 Index
Expiration: March 2022, Exercise Price: $4,150	2	$810	$874,788
Expiration: March 2022, Exercise Price: $4,150	2	4,280	874,788
TOTAL WRITTEN OPTIONS (Premiums Received $9,992)		$5,090

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Foreign Equity ETF

Schedule of Investments

February 28, 2022 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES — 99.9%
Exchange Traded Funds — 99.9%
iShares MSCI EAFE Min Vol Factor ETF (a)(b)	97,762	$7,031,043
iShares MSCI Emerging Markets Min Vol Factor ETF (b)	27,869	1,738,468
TOTAL EXCHANGE TRADED FUNDS (Cost $9,093,758)		8,769,511

MONEY MARKET FUNDS — 1.5%
First American Government Obligations Fund - Class X, 0.03% (c)	126,058	126,058
TOTAL MONEY MARKET FUNDS (Cost $126,058)		126,058

	Number of Contracts (d)		Notional Value
PURCHASED OPTIONS — 0.0% (e)
PURCHASED PUT OPTIONS — 0.0% (e)
CBOE S&P 500 Index
Expiration: March 2022, Eercise Price: $4,000 (f)	2	350	$874,788
Expiration: March 2022, Exercise Price: $4,000 (f)	3	2,940	1,312,182
TOTAL PURCHASED OPTIONS (Cost $5,017)		3,290

Total Investments (Cost $9,224,833) — 101.4%		8,898,859
Liabilities in Excess of Other Assets — (1.4)%		(121,325)
TOTAL NET ASSETS — 100.0%		$8,777,534

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $1,447,006.

(c)	The rate shown is the seven-day yield at period end.

(d)	Each contract has a multiplier of 100.

(e)	Less than 0.05%.

(f)	Held in connection with a written options, see Schedule of Written Options for more detail.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Foreign Equity ETF

Schedule of Written Options

February 28, 2022 (Unaudited)

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (0.1)%
WRITTEN PUT OPTIONS — (0.1)%
CBOE S&P 500 Index
Expiration: March 2022, Exercise Price: $4,150	2	$810	$874,788
Expiration: March 2022, Exercise Price: $4,150	3	6,420	1,312,182
TOTAL WRITTEN OPTIONS (Premiums Received $12,732)		$7,230

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Hedged Large Cap Equity ETF

Schedule of Investments

February 28, 2022 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES — 100.2%
Exchange Traded Funds — 100.2%
Vanguard S&P 500 ETF (a)(b)	58,750	$23,579,900
TOTAL EXCHANGE TRADED FUNDS (Cost $23,371,439)		23,579,900

MONEY MARKET FUNDS — 1.5%
First American Government Obligations Fund - Class X, 0.03% (c)	359,376	359,376
TOTAL MONEY MARKET FUNDS (Cost $359,376)		359,376

	Number of Contracts (d)	Value	Notional Value
PURCHASED OPTIONS — 7.3%
PURCHASED PUT OPTIONS — 7.3%
CBOE S&P 500 Index
Expiration: March 2022, Exercise Price: $4,000 (e)	7	$1,225	$3,061,758
Expiration: March 2022, Exercise Price: $4,000 (e)	6	5,880	2,624,364
Expiration: June 2022, Exercise Price: $4,300	9	177,930	3,936,546
Expiration: September 2022, Exercise Price: $4,300	9	242,190	3,936,546
Expiration: December 2022, Exercise Price: $4,300	9	291,420	3,936,546
Expiration: January 2023, Exercise Price: $4,300	9	303,930	3,936,546
Expiration: June 2023, Exercise Price: $4,300	9	359,235	3,936,546
Expiration: March 2023, Exercise Price: $4,300	9	327,690	3,936,546
TOTAL PURCHASED OPTIONS (Cost $1,327,649)		1,709,500

Total Investments (Cost $25,058,464) — 109.0%		25,648,776
Liabilities in Excess of Other Assets — (9.0)%		(2,119,986)
TOTAL NET ASSETS — 100.0%		$23,528,790

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $6,888,943.

(c)	The rate shown is the seven-day yield at period end.

(d)	Each contract has a multiplier of 100.

(e)	Held in connection with a written option, see Schedule of Written Options for more detail.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Hedged Large Cap Equity ETF

Schedule of Written Options

February 28, 2022 (Unaudited)

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (0.1)%
WRITTEN PUT OPTIONS — (0.1)%
CBOE S&P 500 Index
Expiration: March 2022, Exercise Price: $4,150	7	$2,835	$3,061,758
Expiration: March 2022, Exercise Price: $4,150	6	12,840	2,624,364
TOTAL WRITTEN OPTIONS (Premiums Received $32,231)		$15,675

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Core Bond ETF

Schedule of Investments

February 28, 2022 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES — 99.9%
Exchange Traded Funds — 99.9%
iShares Core U.S. Aggregate Bond ETF (a)(b)	1,424,958	$157,258,365
TOTAL EXCHANGE TRADED FUNDS (Cost $163,190,563)		157,258,365

MONEY MARKET FUNDS — 1.3%
First American Government Obligations Fund - Class X, 0.03% (c)	2,049,576	2,049,576
TOTAL MONEY MARKET FUNDS (Cost $2,049,576)		2,049,576

	Number of Contracts (d)		Notional Value
PURCHASED OPTIONS — 0.0% (e)
PURCHASED PUT OPTIONS — 0.0% (e)
CBOE S&P 500 Index
Expiration: March 2022, Exercise Price: $4,000 (f)	45	7,875	$19,682,730
Expiration: March 2022, Exercise Price: $4,000 (f)	45	44,100	19,682,730
TOTAL PURCHASED OPTIONS (Cost $85,729)		51,975

Total Investments (Cost $165,325,868) — 101.2%		159,359,916
Liabilities in Excess of Other Assets — (1.2)%		(1,901,676)
TOTAL NET ASSETS — 100.0%		$157,458,240

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $53,385.

(c)	The rate shown is the seven-day yield at period end.

(d)	Each contract has a multiplier of 100.

(e)	Less than 0.05%.

(f)	Held in connection with a written option, see Schedule of Written Options for more detail.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Core Bond ETF

Schedule of Written Options

February 28, 2022 (Unaudited)

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (0.1)%
WRITTEN PUT OPTIONS — (0.1)%
CBOE S&P 500 Index
Expiration: March 2022, Exercise Price: $4,150	45	$18,225	$19,682,730
Expiration: March 2022, Exercise Price: $4,150	45	96,300	19,682,730
TOTAL WRITTEN OPTIONS (Premiums Received $224,817)		$114,525

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Short Term Bond ETF

Schedule of Investments

February 28, 2022 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES — 99.9%
Exchange Traded Funds — 99.9%
Vanguard Short-Term Corporate Bond ETF (a)(b)	659,570	$52,521,559
TOTAL EXCHANGE TRADED FUNDS (Cost $54,367,292)		52,521,559

MONEY MARKET FUNDS — 1.3%
First American Government Obligations Fund - Class X, 0.03% (c)	697,824	697,824
TOTAL MONEY MARKET FUNDS (Cost $697,824)		697,824

	Number of Contracts (d)		Notional Value
PURCHASED OPTIONS — 0.0% (e)
PURCHASED PUT OPTIONS — 0.0% (e)
CBOE S&P 500 Index
Expiration: March 2022, Exercise Price: $4,000 (f)	15	2,625	$6,560,910
Expiration: March 2022, Exercise Price: $4,000 (f)	15	14,700	6,560,910
TOTAL PURCHASED OPTIONS (Cost $28,576)		17,325

Total Investments (Cost $55,093,692) — 101.2%		53,236,708
Liabilities in Excess of Other Assets — (1.2)%		(636,847)
TOTAL NET ASSETS — 100.0%		$52,599,861

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $17,161,619.

(c)	The rate shown is the seven-day yield at period end.

(d)	Each contract has a multiplier of 100.

(e)	Less than 0.05%.

(f)	Held in connection with a written option, see Schedule of Written Options for more detail.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Short Term Bond ETF

Schedule of Written Options

February 28, 2022 (Unaudited)

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (0.1)%
WRITTEN PUT OPTIONS — (0.1)%
CBOE S&P 500 Index
Expiration: March 2022, Exercise Price: $4,150	15	$6,075	$6,560,910
Expiration: March 2022, Exercise Price: $4,150	15	32,100	6,560,910
TOTAL WRITTEN OPTIONS (Premiums Received $74,939)		$38,175

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Municipal Bond ETF

Schedule of Investments

February 28, 2022 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES — 99.8%
Echange Traded Funds — 99.8%
iShares National Muni Bond ETF (a)(b)	118,030	$13,304,341
TOTAL EXCHANGE TRADED FUNDS (Cost $13,638,478)		13,304,341

MONEY MARKET FUNDS — 1.4%
First American Government Obligations Fund - Class X, 0.03% (c)	179,048	179,048
TOTAL MONEY MARKET FUNDS (Cost $179,048)		179,048

	Number of Contracts (d)		Notional Value
PURCHASED OPTIONS — 0.0% (e)
PURCHASED PUT OPTIONS — 0.0% (e)
CBOE S&P 500 Index
Expiration: March 2022, Exercise Price: $4,000 (f)	4	700	$1,749,576
Expiration: March 2022, Exercise Price: $4,000 (f)	4	3,920	1,749,576
TOTAL PURCHASED OPTIONS (Cost $7,620)		4,620

Total Investments (Cost $13,825,146) — 101.2%		13,488,009
Liabilities in Excess of Other Assets — (1.2)%		(161,977)
TOTAL NET ASSETS — 100.0%		$13,326,032

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of this security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $8,916,470.

(c)	The rate shown is the seven-day yield at period end.

(d)	Each contract has a multiplier of 100.

(e)	Less than 0.05%.

(f)	Held in connection with a written option, see Schedule of Written Options for more detail.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Municipal Bond ETF

Schedule of Written Options

February 28, 2022 (Unaudited)

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (0.1)%
WRITTEN PUT OPTIONS — (0.1)%
CBOE S&P 500 Index
Expiration: March 2022, Exercise Price: $4,150	4	$1,620	$1,749,576
Expiration: March 2022, Exercise Price: $4,150	4	8,560	1,749,576
TOTAL WRITTEN OPTIONS (Premiums Received $19,984)		$10,180

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

Overlay Shares ETFs

Statements of Assets and Liabilities

February 28, 2022 (Unaudited)

	Overlay Shares Large Cap Equity ETF	Overlay Shares Small Cap Equity ETF	Overlay Shares Foreign Equity ETF	Overlay Shares Hedged Large Cap Equity ETF
Assets
Investments, at value(1)	$257,927,717	$7,886,834	$8,898,859	$25,648,776
Receivable for investment securities sold	—	—	—	9,198
Receivable for Fund shares sold	918,917	864,433	626,888	—
Interest receivable	68	2	2	12
Total assets	258,846,702	8,751,269	9,525,749	25,657,986

Liabilities
Payable to Adviser	147,531	3,922	4,896	12,914
Written options, at value(2)	183,240	5,090	7,230	15,675
Payable to broker for options	3,141,447	101,273	114,334	2,100,607
Payable for investment securities purchased	807,540	860,338	621,755	—
Total liabilities	4,279,758	970,623	748,215	2,129,196
Net Assets	$254,566,944	$7,780,646	$8,777,534	$23,528,790

Net Assets Consists of:
Paid-in capital	$224,429,198	$7,540,683	$9,328,671	$23,756,771
Total distributable earnings	30,137,746	239,963	(551,137)	(227,981)
Net Assets	$254,566,944	$7,780,646	$8,777,534	$23,528,790

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	6,925,000	225,000	350,000	850,000
Net asset value, redemption price and offering price per share	$36.76	$34.58	$25.08	$27.68

(1) Cost of investments	$223,967,151	$7,493,573	$9,224,833	$25,058,464
(2) Premiums received	359,706	9,992	12,732	32,231

The accompanying notes are an integral part of the financial statements.

Overlay Shares ETFs

Statements of Assets and Liabilities

February 28, 2022 (Unaudited)

	Overlay Shares Core Bond ETF	Overlay Shares Short Term Bond ETF	Overlay Shares Municipal Bond ETF
Assets
Investments, at value(1)	$159,359,916	$53,236,708	$13,488,009
Cash	78,116	21,336	12,492
Receivable for investment securities sold	—	22,994	6,132
Receivable for Fund shares sold	607,882	—	—
Interest receivable	39	13	3
Total assets	160,045,953	53,281,051	13,506,636

Liabilities
Payable to Adviser	89,626	29,730	7,420
Written options, at value(2)	114,525	38,175	10,180
Payable to broker for options	1,845,453	613,285	163,004
Payable for investment securities purchased	538,109	—	—
Total liabilities	2,587,713	681,190	180,604
Net Assets	$157,458,240	$52,599,861	$13,326,032

Net Assets Consists of:
Paid-in capital	$166,122,918	$55,336,610	$13,859,478
Total distributable earnings	(8,664,678)	(2,736,749)	(533,446)
Net Assets	$157,458,240	$52,599,861	$13,326,032

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	6,475,000	2,225,000	550,000
Net asset value, redemption price and offering price per share	$24.32	$23.64	$24.23

(1) Cost of investments	$165,325,868	$55,093,692	$13,825,146
(2) Premiums received	224,817	74,939	19,984

The accompanying notes are an integral part of the financial statements.

Overlay Shares ETFs

Statements of Operations

For the Six Months Ended February 28, 2022 (Unaudited)

	Overlay Shares Large Cap Equity ETF	Overlay Shares Small Cap Equity ETF	Overlay Shares Foreign Equity ETF	Overlay Shares Hedged Large Cap Equity ETF
Investment Income
Dividend income	$1,486,113	$77,329	$81,027	$112,810
Interest income	430	14	22	84
Total investment income	1,486,543	77,343	81,049	112,894

Expenses
Investment advisory fees	826,290	26,141	30,285	65,116
Interest expense	16,219	545	608	6,394
Total expenses	842,509	26,686	30,893	71,510
Net Investment Income	644,034	50,657	50,156	41,384

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	(78,697)	(10,032)	(13,298)	(18,755)
Purchased options	32,210	(5,716)	4,023	(417,432)
Written options	(2,720,772)	(71,047)	(98,690)	(253,110)
Net realized loss	(2,767,259)	(86,795)	(107,965)	(689,297)
Net change in unrealized appreciation/depreciation on:
Investments	(8,278,282)	(303,842)	(598,205)	(786,397)
Purchased options	(25,013)	(446)	(673)	468,275
Written options	96,505	1,994	2,594	11,468
Net change in unrealized appreciation/depreciation	(8,206,790)	(302,294)	(596,284)	(306,654)
Net realized and unrealized loss on investments	(10,974,049)	(389,089)	(704,249)	(995,951)
Net decrease in net assets from operations	$(10,330,015)	$(338,432)	$(654,093)	$(954,567)

The accompanying notes are an integral part of the financial statements.

Overlay Shares ETFs

Statements of Operations

For the Six Months Ended February 28, 2022 (Unaudited)

	Overlay Shares Core Bond ETF	Overlay Shares Short Term Bond ETF	Overlay Shares Municipal Bond ETF
Investment Income
Dividend income	$1,241,325	$348,366	$103,335
Interest income	280	100	28
Total investment income	1,241,605	348,466	103,363

Expenses
Investment advisory fees	545,252	175,026	45,731
Interest expense	10,779	3,454	927
Total expenses	556,031	178,480	46,658
Net Investment Income	685,574	169,986	56,705

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	(349,496)	42,320	(3,166)
Purchased options	(162,064)	(40,895)	(6,103)
Written options	(1,408,203)	(441,000)	(138,228)
Net realized loss	(1,919,763)	(439,575)	(147,497)
Net change in unrealized appreciation/depreciation on:
Investments	(7,138,068)	(1,732,067)	(484,690)
Purchased options	(12,668)	(4,925)	(1,419)
Written options	52,139	19,318	5,443
Net change in unrealized appreciation/depreciation	(7,098,597)	(1,717,674)	(480,666)
Net realized and unrealized loss on investments	(9,018,360)	(2,157,249)	(628,163)
Net decrease in net assets from operations	$(8,332,786)	$(1,987,263)	$(571,458)

The accompanying notes are an integral part of the financial statements.

Overlay Shares Large Cap Equity ETF

Statements of Changes in Net Assets

	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
From Operations
Net investment income	$644,034	$961,195
Net realized gain (loss) on investments, purchased options and written options	(2,767,259)	12,785,117
Net change in unrealized appreciation/depreciation on investments, purchased options and written options	(8,206,790)	32,280,418
Net increase (decrease) in net assets resulting from operations	(10,330,015)	46,026,730

From Distributions
Distributable earnings	(4,934,759)	(5,264,196)
Total distributions	(4,934,759)	(5,264,196)

From Capital Share Transactions
Proceeds from shares sold	69,887,583	90,796,765
Cost of shares redeemed	(1,015,008)	(28,368,453)
Net increase in net assets resulting from capital share transactions	68,872,575	62,428,312

Total Increase in Net Assets	53,607,801	103,190,846

Net Assets
Beginning of period	200,959,143	97,768,297
End of period	$254,566,944	$200,959,143

Changes in Shares Outstanding
Shares outstanding, beginning of period	5,125,000	3,250,000
Shares sold	1,825,000	2,725,000
Shares redeemed	(25,000)	(850,000)
Shares outstanding, end of period	6,925,000	5,125,000

The accompanying notes are an integral part of the financial statements.

Overlay Shares Small Cap Equity ETF

Statements of Changes in Net Assets

	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
From Operations
Net investment income	$50,657	$11,618
Net realized gain (loss) on investments, purchased options and written options	(86,795)	711,404
Net change in unrealized appreciation/depreciation on investments, purchased options and written options	(302,294)	1,105,168
Net increase (decrease) in net assets resulting from operations	(338,432)	1,828,190

From Distributions
Distributable earnings	(186,911)	(135,610)
Total distributions	(186,911)	(135,610)

From Capital Share Transactions
Proceeds from shares sold	1,796,060	4,341,838
Cost of shares redeemed	—	(2,558,460)
Net increase in net assets resulting from capital share transactions	1,796,060	1,783,378

Total Increase in Net Assets	1,270,717	3,475,958

Net Assets
Beginning of period	6,509,929	3,033,971
End of period	$7,780,646	$6,509,929

Changes in Shares Outstanding
Shares outstanding, beginning of period	175,000	125,000
Shares sold	50,000	125,000
Shares redeemed	—	(75,000)
Shares outstanding, end of period	225,000	175,000

The accompanying notes are an integral part of the financial statements.

Overlay Shares Foreign Equity ETF

Statements of Changes in Net Assets

	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
From Operations
Net investment income	$50,156	$65,331
Net realized gain (loss) on investments, purchased options and written options	(107,965)	178,901
Net change in unrealized appreciation/depreciation on investments, purchased options and written options	(596,284)	662,219
Net increase (decrease) in net assets resulting from operations	(654,093)	906,451

From Distributions
Distributable earnings	(198,345)	(206,437)
Total distributions	(198,345)	(206,437)

From Capital Share Transactions
Proceeds from shares sold	3,302,848	3,317,585
Cost of shares redeemed	(632,523)	(1,281,097)
Net increase in net assets resulting from capital share transactions	2,670,325	2,036,488

Total Increase in Net Assets	1,817,887	2,736,502

Net Assets
Beginning of period	6,959,647	4,223,145
End of period	$8,777,534	$6,959,647

Changes in Shares Outstanding
Shares outstanding, beginning of period	250,000	175,000
Shares sold	125,000	125,000
Shares redeemed	(25,000)	(50,000)
Shares outstanding, end of period	350,000	250,000

The accompanying notes are an integral part of the financial statements.

Overlay Shares Hedged Large Cap Equity ETF

Statements of Changes in Net Assets

	Six Months Ended February 28, 2022 (Unaudited)	Period Ended August 31, 2021(1)
From Operations
Net investment income	$41,384	$11,666
Net realized gain (loss) on investments, purchased options and written options	(689,297)	172,525
Net change in unrealized appreciation/depreciation on investments, purchased options and written options	(306,654)	913,522
Net increase (decrease) in net assets resulting from operations	(954,567)	1,097,713

From Distributions
Distributable earnings	(83,054)	—
Total distributions	(83,054)	—

From Capital Share Transactions
Proceeds from shares sold	12,253,595	13,932,513
Cost of shares redeemed	—	(2,717,410)
Net increase in net assets resulting from capital share transactions	12,253,595	11,215,103

Total Increase in Net Assets	11,215,974	12,312,816

Net Assets
Beginning of period	12,312,816	—
End of period	$23,528,790	$12,312,816

Changes in Shares Outstanding
Shares outstanding, beginning of period	425,000	—
Shares sold	425,000	525,000
Shares redeemed	—	(100,000)
Shares outstanding, end of period	850,000	425,000

(1)	The Fund commenced operations on January 14, 2021.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Core Bond ETF

Statements of Changes in Net Assets

	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
From Operations
Net investment income	$685,574	$1,298,972
Net realized gain (loss) on investments, purchased options and written options	(1,919,763)	5,138,123
Net change in unrealized appreciation/depreciation on investments, purchased options and written options	(7,098,597)	(2,600,881)
Net increase (decrease) in net assets resulting from operations	(8,332,786)	3,836,214

From Distributions
Distributable earnings	(3,836,485)	(4,741,382)
Total distributions	(3,836,485)	(4,741,382)

From Capital Share Transactions
Proceeds from shares sold	28,937,240	51,638,382
Cost of shares redeemed	(3,210,537)	(20,576,440)
Net increase in net assets resulting from capital share transactions	25,726,703	31,061,942

Total Increase in Net Assets	13,557,432	30,156,774

Net Assets
Beginning of period	143,900,808	113,744,034
End of period	$157,458,240	$143,900,808

Changes in Shares Outstanding
Shares outstanding, beginning of period	5,450,000	4,275,000
Shares sold	1,150,000	1,975,000
Shares redeemed	(125,000)	(800,000)
Shares outstanding, end of period	6,475,000	5,450,000

The accompanying notes are an integral part of the financial statements.

Overlay Shares Short Term Bond ETF

Statements of Changes in Net Assets

	Six Months Ended February 28, 2022 (Unaudited)	Period Ended August 31, 2021(1)
From Operations
Net investment income	$169,986	$144,867
Net realized gain (loss) on investments, purchased options and written options	(439,575)	1,006,892
Net change in unrealized appreciation/depreciation on investments, purchased options and written options	(1,717,674)	(102,546)
Net increase (decrease) in net assets resulting from operations	(1,987,263)	1,049,213

From Distributions
Distributable earnings	(1,210,124)	(589,612)
Total distributions	(1,210,124)	(589,612)

From Capital Share Transactions
Proceeds from shares sold	13,424,897	45,039,500
Cost of shares redeemed	—	(3,126,750)
Net increase in net assets resulting from capital share transactions	13,424,897	41,912,750

Total Increase in Net Assets	10,227,510	42,372,351

Net Assets
Beginning of period	42,372,351	—
End of period	$52,599,861	$42,372,351

Changes in Shares Outstanding
Shares outstanding, beginning of period	1,675,000	—
Shares sold	550,000	1,800,000
Shares redeemed	—	(125,000)
Shares outstanding, end of period	2,225,000	1,675,000

(1)	The Fund commenced operations on January 14, 2021.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Municipal Bond ETF

Statements of Changes in Net Assets

	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
From Operations
Net investment income	$56,705	$267,951
Net realized gain (loss) on investments, purchased options and written options	(147,497)	1,014,241
Net change in unrealized appreciation/depreciation on investments, purchased options and written options	(480,666)	(183,689)
Net increase (decrease) in net assets resulting from operations	(571,458)	1,098,503

From Distributions
Distributable earnings	(528,460)	(823,491)
Total distributions	(528,460)	(823,491)

From Capital Share Transactions
Proceeds from shares sold	3,876,245	7,134,485
Cost of shares redeemed	(658,205)	(25,222,065)
Net increase (decrease) in net assets resulting from capital share transactions	3,218,040	(18,087,580)

Total Increase (Decrease) in Net Assets	2,118,122	(17,812,568)

Net Assets
Beginning of period	11,207,910	29,020,478
End of period	$13,326,032	$11,207,910

Changes in Shares Outstanding
Shares outstanding, beginning of period	425,000	1,125,000
Shares sold	150,000	275,000
Shares redeemed	(25,000)	(975,000)
Shares outstanding, end of period	550,000	425,000

The accompanying notes are an integral part of the financial statements.

THIS PAGE INTENTIONALLY LEFT BLANK

Overlay Shares ETFs

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Income (Loss) from Investment Operations:				Less Distributions Paid:
	Net Asset Value, Beginning of Period	Net investment income(1)	Net realized and unrealized gain (loss) on investments		Total from investment operations	From net investment income	From net realized gains
Overlay Shares Large Cap Equity ETF
For the period 09/01/2021 - 02/28/2022 (Unaudited)	$39.21	0.11	(1.68)		(1.57)	(0.31)	(0.57)
For the year 09/01/2020 - 08/31/2021	$30.08	0.22	10.16		10.38	(0.87)	(0.38)
For the period 09/30/2019(11) - 08/31/2020	$25.00	0.20	5.15		5.35	(0.23)	(0.04)
Overlay Shares Small Cap Equity ETF
For the period 09/01/2021 - 02/28/2022 (Unaudited)	$37.20	0.26	(1.91)		(1.65)	(0.63)	(0.34)
For the year 09/01/2020 - 08/31/2021	$24.27	0.08	13.83		13.91	(0.89)	(0.09)
For the period 09/30/2019(11) - 08/31/2020	$25.00	0.19	(0.68	)(12)	(0.49)	(0.18)	(0.06)
Overlay Shares Foreign Equity ETF
For the period 09/01/2021 - 02/28/2022 (Unaudited)	$27.84	0.16	(2.28)		(2.12)	(0.50)	(0.14)
For the year 09/01/2020 - 08/31/2021	$24.13	0.33	4.39		4.72	(1.01)	—
For the period 09/30/2019(11) - 08/31/2020	$25.00	0.73	(0.73	)(12)	—	(0.80)	(0.05)
Overlay Shares Hedged Large Cap Equity ETF
For the period 09/01/2021 - 02/28/2022 (Unaudited)	$28.97	0.07	(1.24)		(1.17)	(0.12)	—
For the period 01/14/2021(11) - 08/31/2021	$25.00	0.04	3.93		3.97	—	—

(1)	Per share net investment income was calculated using average shares outstanding.

(2)	Annualized for periods less than one year.

(3)	Does not include income and expenses of investment companies in which the Fund invests.

(4)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(5)	Not annualized for periods less than one year.

(6)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

(7)	The returns reflect the actual performance for the period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period

(8)	Includes interest expense of 0.01%.

(9)	Includes interest expense of 0.02%.

(10)	Includes interest expense of 0.06%.

(11)	Inception Date.

The accompanying notes are an integral part of the financial statements.

Overlay Shares ETFs

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout each period)			Ratios/Supplemental Data
Less Distributions Paid:								Ratios to Average Net Assets of:(2)(3)
From return of capital	Total distributions paid	Net Asset Value, End of Period	Total return, at NAV(4)(5)		Total return, at Market(4)(5)		Net assets, end of period (000’s)	Expenses		Net investment income	Portfolio turnover rate(5)(6)

—	(0.88)	$36.76	(4.16)%		(4.29)%		$254,567	0.76	%(8)	0.58%	3%
—	(1.25)	$39.21	35.36%		34.77%		$200,959	0.77	%(9)	0.66%	6%
—	(0.27)	$30.08	21.62%		22.22%		$97,768	0.76	%(8)	0.85%	4%

—	(0.97)	$34.58	(4.58)%		(4.85)%		$7,781	0.77	%(9)	1.45%	3%
—	(0.98)	$37.20	58.12%		58.46%		$6,510	0.77	%(9)	0.25%	6%
—	(0.24)	$24.27	(1.93)%		(1.87)%		$3,034	0.76	%(8)	0.90%	6%

—	(0.64)	$25.08	(7.76)%		(7.71)%		$8,778	0.77	%(9)	1.24%	5%
—	(1.01)	$27.84	19.82%		20.24%		$6,960	0.77	%(9)	1.28%	10%
(0.02)	(0.87)	$24.13	(0.03)%		(0.41)%		$4,223	0.76	%(8)	3.42%	8%

—	(0.12)	$27.68	(4.09)%		(4.45)%		$23,529	0.82	%(13)	0.48%	10%
—	—	$28.97	15.89	%(7)	16.05	%(7)	$12,313	0.81	%(10)	0.26%	13%

(12)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(13)	Includes interest expense of 0.07%.

The accompanying notes are an integral part of the financial statements.

Overlay Shares ETFs

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Income (Loss) from Investment Operations:			Less Distributions Paid:
	Net Asset Value, Beginning of Period	Net investment income(1)	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gains
Overlay Shares Core Bond ETF
For the period 09/01/2021 - 02/28/2022 (Unaudited)	$26.40	0.12	(1.53)	(1.41)	(0.24)	(0.43)
For the year 09/01/2020 - 08/31/2021	$26.61	0.27	0.52	0.79	(0.83)	(0.17)
For the period 09/30/2019(10) - 08/31/2020	$25.00	0.35	1.92	2.27	(0.62)	(0.04)
Overlay Shares Short Term Bond ETF
For the period 09/01/2021 - 02/28/2022 (Unaudited)	$25.30	0.09	(1.11)	(1.02)	(0.34)	(0.30)
For the period 01/14/2021(10) - 08/31/2021	$25.00	0.11	0.62	0.73	(0.43)	—
Overlay Shares Municipal Bond ETF
For the period 09/01/2021 - 02/28/2022 (Unaudited)	$26.37	0.12	(1.22)	(1.10)	(0.24)	(0.80)
For the year 09/01/2020 - 08/31/2021	$25.80	0.31	1.28	1.59	(0.87)	(0.15)
For the period 09/30/2019(10) - 08/31/2020	$25.00	0.32	1.14	1.46	(0.61)	(0.05)

(1)	Per share net investment income was calculated using average shares outstanding.

(2)	Annualized for periods less than one year.

(3)	Does not include income and expenses of investment companies in which the Fund invests.

(4)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(5)	Not annualized for periods less than one year.

(6)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

(7)	The returns reflect the actual performance for the period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period

(8)	Includes interest expense of 0.01%.

(9)	Includes interest expense of 0.02%.

(10)	Inception Date.

The accompanying notes are an integral part of the financial statements.

Overlay Shares ETFs

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout each period)		Ratios/Supplemental Data
Less Distributions Paid:							Ratios to Average Net Assets of:(2)(3)
Total distributions paid	Net Asset Value, End of Period	Total return, at NAV(4)(5)		Total return, at Market(4)(5)		Net assets, end of period (000’s)	Expenses		Net investment income	Portfolio turnover rate(5)(6)

(0.67)	$24.32	(5.46)%		(5.56)%		$157,458	0.76	%(8)	0.94%	3%
(1.00)	$26.40	3.13%		3.25%		$143,901	0.77	%(9)	1.03%	7%
(0.66)	$26.61	9.22%		9.38%		$113,744	0.76	%(8)	1.46%	5%

(0.64)	$23.64	(4.08)%		(3.53)%		$52,600	0.76	%(8)	0.73%	3%
(0.43)	$25.30	2.95	%(7)	2.96	%(7)	$42,372	0.77	%(9)	0.71%	3%

(1.04)	$24.23	(4.34)%		(4.40)%		$13,326	0.77	%(9)	0.93%	3%
(1.02)	$26.37	6.32%		6.60%		$11,208	0.77	%(9)	1.19%	7%
(0.66)	$25.80	5.92%		5.71%		$29,020	0.76	%(8)	1.38%	4%

The accompanying notes are an integral part of the financial statements.

Overlay Shares ETFs

Notes to Financial Statements

February 28, 2022 (Unaudited)

1.	ORGANIZATION

Overlay Shares Large Cap Equity ETF (“OVL”), Overlay Shares Small Cap Equity ETF (“OVS”), Overlay Shares Foreign Equity ETF (“OVF”), Overlay Shares Hedged Large Cap Equity ETF (“OVLH”), Overlay Shares Core Bond ETF (“OVB”), Overlay Shares Short Term Bond ETF (“OVT”) and Overlay Shares Municipal Bond ETF (“OVM”) (each a “Fund” and collectively, the “Funds”) are each a diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Each Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its total return investment objective by investing in one or more other ETFs that seek to obtain exposure based on the following:

Fund	Investment Objectives
OVL	U.S. large cap equity securities
OVS	U.S. small cap equity securities
OVF	Non-U.S. equity securities (from both developed and emerging markets)
OVLH	Hedged U.S. large cap equity securities
OVB	Investment grade, U.S. dollar-denominated, fixed-rate taxable bonds
OVT	Short-term, investment grade, U.S. dollar-denominated, fixed-rate taxable bonds with dollar-weighted average maturity of no more than three years with a maximum maturity of five years
OVM	Investment grade municipal bonds and below investment grade municipal bonds

The Funds may invest directly in the securities held by such ETFs and sell and purchase listed short-term put options to generate income to the Funds (the “Overlay Strategy”).

The Funds’ Overlay Strategy seeks to generate income for the Funds by utilizing a “put spread” consisting of the sale of exchange-listed short-term put options with a notional value (strike price times the value of the shares) up to 100% of each Fund’s net assets and the purchase of an identical number of short-term put options with a lower strike price. Each Fund seeks to generate income from the sale and purchase of put options with a lower strike price to hedge against a decline in the options’ underlying asset, the S&P 500 Index, which consists of approximately 500 leading U.S.-listed companies representing approximately 80% of the U.S. equity market capitalization.

Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Liquid Strategies, LLC (“Liquid Strategies” or the “Adviser”), the Funds’ Investment Adviser.

2.	SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Overlay Shares ETFs

Notes to Financial Statements

February 28, 2022 (Unaudited) (Continued)

Share Transactions

The net asset value (“NAV”) per share of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.

Fair Value Measurement

In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by the Adviser using procedures adopted by the Board of Trustees of the Trust (the “Board”). The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings, or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Money market funds are valued at NAV. If NAV is not readily available, the securities will be valued at fair value.

FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Overlay Shares ETFs

Notes to Financial Statements

February 28, 2022 (Unaudited) (Continued)

Exchange-traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchange. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. The premium a fund pays when purchasing a call option or receives when writing a call or put option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the value of an option at the date of purchase.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Funds’ investments at February 28, 2022, are as follows:

Overlay Shares Large Cap Equity ETF

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$254,334,607	$—	$—	$254,334,607
Money Market Funds	3,509,950	—	—	3,509,950
Purchased Put Options	83,160	—	—	83,160
Total Investments - Assets	$257,927,717	$—	$—	$257,927,717
Other Financial Instruments - Liabilities:
Written Put Options	$183,240	$—	$—	$183,240

Overlay Shares Small Cap Equity ETF

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$7,770,631	$—	$—	$7,770,631
Money Market Funds	113,893	—	—	113,893
Purchased Put Options	2,310	—	—	2,310
Total Investments - Assets	$7,886,834	$—	$—	$7,886,834
Other Financial Instruments - Liabilities:
Written Put Options	$5,090	$—	$—	$5,090

Overlay Shares ETFs

Notes to Financial Statements

February 28, 2022 (Unaudited) (Continued)

Overlay Shares Foreign Equity ETF

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$8,769,511	$—	$—	$8,769,511
Money Market Funds	126,058	—	—	126,058
Purchased Put Options	3,290	—	—	3,290
Total Investments - Assets	$8,898,859	$—	$—	$8,898,859
Other Financial Instruments - Liabilities:
Written Put Options	$7,230	$—	$—	$7,230

Overlay Shares Hedged Large Cap Equity ETF

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$23,579,900	$—	$—	$23,579,900
Money Market Funds	359,376	—	—	359,376
Purchased Put Options	1,709,500	—	—	1,709,500
Total Investments - Assets	$25,648,776	$—	$—	$25,648,776
Other Financial Instruments - Liabilities:
Written Put Options	$15,675	$—	$—	$15,675

Overlay Shares Core Bond ETF

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$157,258,365	$—	$—	$157,258,365
Money Market Funds	2,049,576	—	—	2,049,576
Purchased Put Options	51,975	—	—	51,975
Total Investments - Assets	$159,359,916	$—	$—	$159,359,916
Other Financial Instruments - Liabilities:
Written Put Options	$114,525	$—	$—	$114,525

Overlay Shares Short Term Bond ETF

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$52,521,559	$—	$—	$52,521,559
Money Market Funds	697,824	—	—	697,824
Purchased Put Options	17,325	—	—	17,325
Total Investments - Assets	$53,236,708	$—	$—	$53,236,708
Other Financial Instruments - Liabilities:
Written Put Options	$38,175	$—	$—	$38,175

Overlay Shares ETFs

Notes to Financial Statements

February 28, 2022 (Unaudited) (Continued)

Overlay Shares Municipal Bond ETF

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$13,304,341	$—	$—	$13,304,341
Money Market Funds	179,048	—	—	179,048
Purchased Put Options	4,620	—	—	4,620
Total Investments - Assets	$13,488,009	$—	$—	$13,488,009
Other Financial Instruments - Liabilities:
Written Put Options	$10,180	$—	$—	$10,180

Security Transactions

Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.

Investment Income

Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest, and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.

Distributions to shareholders are recorded on the ex-dividend date. The Funds, except for OVLH, generally pay out dividends from net investment income, if any, quarterly. OVLH will distribute net investment income, if any, annually. Each Fund will distribute their net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of August 31, 2021, the Funds’ most recent fiscal period end, the Funds had no material uncertain tax positions and did not have a

Overlay Shares ETFs

Notes to Financial Statements

February 28, 2022 (Unaudited) (Continued)

liability for any unrecognized tax benefits. As of August 31, 2021, the Funds’ most recent fiscal period end, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds recognized no interest or penalties related to uncertain tax benefits in the period. At August 31, 2021, the Funds’ most recent fiscal period end, the tax periods from commencement of operations remained open to examination in the Funds’ major tax jurisdictions.

Indemnification

In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties, and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser expects the risk of loss to be remote.

Derivatives

Each Fund may purchase and write put and call options on indices and enter into related closing transactions. All options written on indices or securities must be covered, each Fund will segregate cash and/or other liquid assets in an amount equal to the Fund’s obligations. Put and call options on indices give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

The Funds invest in derivatives in order to protect against a possible decline in the market value of securities in its portfolio, to anticipate an increase in the market value of securities that the Funds may seek to purchase in the future and as a means of increasing the yield on its assets. The Funds purchasing put and call options pay a premium; therefore, if price movements in the underlying securities are such that exercise of the options would not be profitable for the Funds, loss of the premium paid may be offset by an increase in the value of the Funds’ securities or by a decrease in the cost of acquisition of securities by the Funds. When the Funds write an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Funds will realize as profit the premium received for such option. When a call option of which the Funds are the writer is exercised, the Funds will be required to sell the underlying securities to the option holder at the strike price and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Funds are the writer is exercised, the Funds will be required to purchase the underlying securities at a price in excess of the market value of such securities. The Funds maintain minimal counterparty risk through contracts bought or sold on an exchange. As of February 28, 2022, the Funds’ derivative instruments are not subject to a master netting arrangement.

Overlay Shares ETFs

Notes to Financial Statements

February 28, 2022 (Unaudited) (Continued)

Derivative Instruments

The average monthly value outstanding of purchased and written options during the period ended February 28, 2022, were as follows:

	Overlay Shares Large Cap Equity ETF	Overlay Shares Small Cap Equity ETF	Overlay Shares Foreign Equity ETF	Overlay Shares Hedged Large Cap Equity ETF
Purchased Options	$182,999	$5,609	$6,651	$1,036,891
Written Options	(618,101)	(18,375)	(22,475)	(41,289)

	Overlay Shares Core Bond ETF	Overlay Shares Short Term Bond ETF	Overlay Shares Municipal Bond ETF
Purchased Options	$129,886	$39,051	$11,151
Written Options	(439,259)	(131,927)	(37,677)

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Assets and Liabilities as of February 28, 2022:

	Equity Risk Contracts	Asset Derivatives, Investments, at value	Liability Derivatives, Written options, at value
Overlay Shares Large Cap Equity ETF	Purchased Options	$83,160	$—
	Written Options	—	183,240
Overlay Shares Small Cap Equity ETF	Purchased Options	2,310	—
	Written Options	—	5,090
Overlay Shares Foreign Equity ETF	Purchased Options	3,290	—
	Written Options	—	7,230
Overlay Shares Hedged Large Cap Equity ETF	Purchased Options	1,709,500	—
	Written Options	—	15,675
Overlay Shares Core Bond ETF	Purchased Options	51,975	—
	Written Options	—	114,525
Overlay Shares Short Term Bond ETF	Purchased Options	17,325	—
	Written Options	—	38,175
Overlay Shares Municipal Bond ETF	Purchased Options	4,620	—
	Written Options	—	10,180

Overlay Shares ETFs

Notes to Financial Statements

February 28, 2022 (Unaudited) (Continued)

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Operations for the period ended February 28, 2022:

		Realized Gain (Loss)		Change in Unrealized Appreciation/Depreciation
		Purchased Options	Written Options	Purchased Options	Written Options
Overlay Shares Large Cap Equity ETF	Equity Risk Contracts	$32,210	$(2,720,772)	$(25,013)	$96,505
Overlay Shares Small Cap Equity ETF	Equity Risk Contracts	(5,716)	(71,047)	(446)	1,994
Overlay Shares Foreign Equity ETF	Equity Risk Contracts	4,023	(98,690)	(673)	2,594
Overlay Shares Hedged Large Cap Equity ETF	Equity Risk Contracts	(417,432)	(253,110)	468,275	11,468
Overlay Shares Core Bond ETF	Equity Risk Contracts	(162,064)	(1,408,203)	(12,668)	52,139
Overlay Shares Short Term Bond ETF	Equity Risk Contracts	(40,895)	(441,000)	(4,925)	19,318
Overlay Shares Municipal Bond ETF	Equity Risk Contracts	(6,103)	(138,228)	(1,419)	5,443

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.

Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and Liquid Strategies, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.75% of each Fund’s average daily net assets. Liquid Strategies has agreed to pay all expenses of the Funds except the fee paid to Liquid Strategies under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).

Distribution Agreement and 12b-1 Plan

Foreside Fund Services, LLC (the “Distributor”) serves as each Fund’s distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

Overlay Shares ETFs

Notes to Financial Statements

February 28, 2022 (Unaudited) (Continued)

Administrator, Custodian and Transfer Agent

U.S. Bancorp Fund Services LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

4.	CREATION AND REDEMPTION TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.

Creation Unit Transaction Fee

Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged by each Fund for each creation order is $250.

An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the Clearing Process and (2) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase or redeem the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.

Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (1) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (2) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Fund for losses, if any.

Overlay Shares ETFs

Notes to Financial Statements

February 28, 2022 (Unaudited) (Continued)

5.	FEDERAL INCOME TAX

The tax character of distributions paid was as follows:

	Six Months Ended February 28, 2022
	Ordinary Income(1)	Tax-Exempt Income	Long-Term Capital Gain
Overlay Shares Large Cap Equity ETF	$1,599,253	$—	$3,335,506
Overlay Shares Small Cap Equity ETF	117,991	—	68,920
Overlay Shares Foreign Equity ETF	152,546	—	45,799
Overlay Shares Hedged Large Cap Equity ETF	83,054	—	—
Overlay Shares Core Bond ETF	1,341,800	—	2,494,685
Overlay Shares Short Term Bond ETF	628.158	—	581,966
Overlay Shares Municipal Bond ETF	107,777	—	420,683

	Year or Period Ended August 31, 2021
	Ordinary Income(1)	Tax-Exempt Income	Long-Term Capital Gain
Overlay Shares Large Cap Equity ETF	$3,928,078	$—	$1,336,118
Overlay Shares Small Cap Equity ETF	78,038	—	57,572
Overlay Shares Foreign Equity ETF	117,794	—	88,643
Overlay Shares Hedged Large Cap Equity ETF	—	—	—
Overlay Shares Core Bond ETF	3,080,791	—	1,660,591
Overlay Shares Short Term Bond ETF	555,524	—	34,088
Overlay Shares Municipal Bond ETF	316,819	267,374	239,298

(1)	Ordinary income includes short-term capital gains.

At August 31, 2021, the Funds’ most recent fiscal period end, the components of distributable earnings (accumulated losses) and the cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year for the Funds were as follows:

	Overlay Shares Large Cap Equity ETF	Overlay Shares Small Cap Equity ETF	Overlay Shares Foreign Equity ETF	Overlay Shares Hedged Large Cap Equity ETF	Overlay Shares Core Bond ETF	Overlay Shares Short Term Bond ETF	Overlay Shares Municipal Bond ETF
Federal Tax Cost of Investments(1)	$158,455,291	$5,808,108	$6,688,055	$12,010,515	$142,610,293	$42,360,933	$11,041,748
Gross Tax Unrealized Appreciation	$42,380,956	$699,954	$280,355	$1,009,854	$1,845,148	$36,337	$158,240
Gross Tax Unrealized Depreciation	(313,936)	(1,648)	(24,850)	(88,927)	(835,207)	(156,629)	(12,447)
Net Tax Unrealized Appreciation (Depreciation)	42,067,020	698,306	255,505	920,927	1,009,941	(121,292)	145,793
Undistributed Ordinary Income	—	—	—	11,666	—	—	—
Undistributed Long-Term Gains	3,335,500	68,919	45,796	—	2,494,652	581,930	420,679
Other Accumulated Gain (Loss)	—	(1,919)	—	(122,953)	—	—	—
Total Distributable Earnings / (Accumulated Losses)	$45,402,520	$765,306	$301,301	$809,640	$3,504,593	$460,638	$566,472

(1)	Federal Tax Cost of Investments includes written option premiums.

Overlay Shares ETFs

Notes to Financial Statements

February 28, 2022 (Unaudited) (Continued)

The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and Mark-to-Market of Section 1256 Contracts.

Under current tax law, net capital losses realized after October 31 and net ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year. At August 31, 2021, the Funds’ most recent fiscal period end, the Overlay Hedged Large Cap Equity ETF had short-term capital losses of $122,953 remaining which will be carried forward indefinitely to offset future realized capital gains. At August 31, 2021, the Funds’ most recent fiscal period end, the Overlay Shares Small Cap Equity ETF deferred, on a tax basis, late year ordinary losses of $1,919.

6.	INVESTMENT TRANSACTIONS

During the six months ended February 28, 2022, the Funds realized net capital gains and losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated losses) to paid in-capital. The amount of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
Overlay Shares Large Cap Equity ETF	$371,501	$—
Overlay Shares Small Cap Equity ETF	—	—
Overlay Shares Foreign Equity ETF	7,989	(9,176)
Overlay Shares Hedged Large Cap Equity ETF	—	—
Overlay Shares Core Bond ETF	46,794	—
Overlay Shares Short Term Bond ETF	—	—
Overlay Shares Municipal Bond ETF	10,352	—

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the six months ended February 28, 2022, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
Overlay Shares Large Cap Equity ETF	$5,659,665	$12,471,088	$69,957,137	$1,014,589
Overlay Shares Small Cap Equity ETF	230,587	435,339	1,794,046	—
Overlay Shares Foreign Equity ETF	425,997	650,698	3,296,132	633,762
Overlay Shares Hedged Large Cap Equity ETF	2,428,815	1,860,844	12,187,126	—
Overlay Shares Core Bond ETF	4,684,574	9,223,199	28,900,905	3,207,988
Overlay Shares Short Term Bond ETF	1,456,732	2,841,876	13,434,089	—
Overlay Shares Municipal Bond ETF	393,239	992,429	3,864,619	657,792

7.	PRINCIPAL RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return, and ability to meet its investment objective.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities

Overlay Shares ETFs

Notes to Financial Statements

February 28, 2022 (Unaudited) (Continued)

in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

A complete description of principal risks is included in the Funds’ prospectuses under the heading ‘’Principal Investment Risks’’.

8.	SUBSEQUENT EVENTS

On April 6, 2022, the following Funds paid a distribution to shareholders of record on April 5, 2022, as follows:

	Ordinary Income Rate	Ordinary Income Distribution Paid
Overlay Shares Large Cap Equity ETF	$0.32	$2,353,405
Overlay Shares Small Cap Equity ETF	0.21	51,559
Overlay Shares Foreign Equity ETF	0.13	56,562
Overlay Shares Core Bond ETF	0.22	1,466,417
Overlay Shares Short Term Bond ETF	0.19	510,287
Overlay Shares Municipal Bond ETF	0.22	127,017

Other than as disclosed, there were no other subsequent events requiring recognition or disclosure through the date the financial statements were issued.

Overlay Shares ETFs

Shareholder Expense Example

(Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (September 1, 2021 to February 28, 2022).

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Overlay Shares ETFs

Shareholder Expense Example

(Unaudited) (Continued)

	Beginning Account Value 9/1/21	Ending Account Value 2/28/22	Annualized Expense Ratios	Expenses Paid During the Period(1)
Overlay Shares Large Cap Equity ETF
Actual	$ 1,000.00	$ 958.40	0.76%	$ 3.69
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.03	0.76%	$ 3.81
Overlay Shares Small Cap Equity ETF
Actual	$ 1,000.00	$ 954.20	0.77%	$ 3.73
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.98	0.77%	$ 3.86
Overlay Shares Foreign Equity ETF
Actual	$ 1,000.00	$ 922.40	0.77%	$ 3.67
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.98	0.77%	$ 3.86
Overlay Shares Hedged Large Cap Equity ETF
Actual	$ 1,000.00	$ 959.10	0.82%	$ 3.98
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.73	0.82%	$ 4.11
Overlay Shares Core Bond ETF
Actual	$ 1,000.00	$ 945.40	0.76%	$ 3.67
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.03	0.76%	$ 3.81
Overlay Shares Short Term Bond ETF
Actual	$ 1,000.00	$ 959.20	0.76%	$ 3.69
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.03	0.76%	$ 3.81
Overlay Shares Municipal Bond ETF
Actual	$ 1,000.00	$ 956.60	0.77%	$ 3.74
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.98	0.77%	$ 3.86

(1)	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the six-month period).

Overlay Shares ETFs

Supplemental Information

(Unaudited)

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Funds. Please read the prospectus carefully before investing. A copy of the prospectus for the Funds may be obtained without charge by writing to the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, by calling 1-866-704-6857, or by visiting the Funds’ website at www.overlayshares.com.

QUARTERLY PORTFOLIO HOLDING INFORMATION

Each Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-866-704-6857. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

PROXY VOTING INFORMATION

Each Fund is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-866-704-6857 and on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available without charge, on the Funds’ website at www.overlayshares.com.

TAX INFORMATION

For the fiscal period ended August 31, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Overlay Shares Large Cap Equity ETF	63.43%
Overlay Shares Small Cap Equity ETF	43.57%
Overlay Shares Foreign Equity ETF	46.73%
Overlay Shares Hedged Large Cap Equity ETF	0.00%
Overlay Shares Core Bond ETF	0.00%
Overlay Shares Short Term Bond ETF	0.00%
Overlay Shares Municipal Bond ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended August 31, 2021, was as follows:

Overlay Shares Large Cap Equity ETF	59.00%
Overlay Shares Small Cap Equity ETF	43.00%
Overlay Shares Foreign Equity ETF	0.25%
Overlay Shares Hedged Large Cap Equity ETF	0.00%
Overlay Shares Core Bond ETF	0.00%
Overlay Shares Short Term Bond ETF	0.00%
Overlay Shares Municipal Bond ETF	0.00%

Overlay Shares ETFs

Supplemental Information

(Unaudited) (Continued)

For the fiscal period ended August 31, 2021, the Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the Funds was as follows:

Overlay Shares Large Cap Equity ETF	75.53%
Overlay Shares Small Cap Equity ETF	82.65%
Overlay Shares Foreign Equity ETF	44.54%
Overlay Shares Hedged Large Cap Equity ETF	0.00%
Overlay Shares Core Bond ETF	57.84%
Overlay Shares Short Term Bond ETF	73.92%
Overlay Shares Municipal Bond ETF	99.81%

For the fiscal year ended August 31, 2021, the Overlay Shares Foreign Equity ETF earned foreign source income and paid foreign taxes, which the Fund intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

	Foreign Source Income Earned	Foreign Taxes Paid
Overlay Shares Foreign Equity ETF	$ 104,729	$ 2,315

THIS PAGE INTENTIONALLY LEFT BLANK

Investment Adviser:

Liquid Strategies, LLC
3550 Lenox Road, Suite 2550
Atlanta, GA 30326

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Administrator, Fund Accountant & Transfer Agent:

U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202

Custodian:

U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

This information must be preceded or accompanied by a current prospectus for the Funds.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable for semi-annual reports.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	05/05/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	05/05/2022

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	05/05/2022

*	Print the name and title of each signing officer under his or her signature.